INCOME TAX (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Loss before income taxes	$ (4,380)	$ (17,805)
Statutory income tax rate	16.50%	16.50%	21.00%	35.00%
Income tax expense at statutory rate	$ (723)	$ (2,938)
Tax adjustments	723	2,938
Income tax expense	$ 0	$ 0
Income Loss Before Income Taxes			$ (287,763)	$ (4,148,947)
Foreign [Member]
Income Loss Before Income Taxes			(76,759)	(9,369)
Domestic [Member]
Income Loss Before Income Taxes			$ (211,004)	$ (4,139,578)